Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 52,185	$ 45,019	[2]
Interest expense		38,490	32,194	[2]
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		44,748	39,705
Interest expense		36,253	30,712
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		3,709	2,808
Other [member]
Analysis Of Income And Expense [line items]
Interest income		3,728	2,506
Interest expense		$ 2,237	$ 1,482

[1]	Interest income included $48.5 billion for the year ended October 31, 2024 (2023: $42.5 billion) calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.